Financial Assets at Amortized Cost (Detail: Text Values) € in Millions	Dec. 31, 2018 EUR (€)
Financial assets at amortized cost subject to impairment [Abstract]
YoY increase (decrease) mainly driven by Stage 1	€ (25,000)
YoY increase (decrease) mainly driven by Stage 1, in percent	(4.00%)
YoY increase (decrease) of Stage 1 exposures driven by Cash and central bank balances due to reductions in deposits and short-term borrowings	€ (27,000)
YoY increase (decrease) of Stage 1 exposures driven by Cash and central bank balances due to reductions in deposits and short-term borrowings, in percent	(4.00%)
YoY increase (decrease) of Stage 2 exposures driven by Loans at amortized cost in CIB	€ 2,000
YoY increase (decrease) of Stage 2 exposures driven by Loans at amortized cost in CIB, in percent	7.00%
YoY increase (decrease) of Stage 3 exposures driven by CIB, mainly reflecting de-risking activities in our shipping portfolio	€ (274)
YoY increase (decrease) of Stage 3 exposures driven by CIB, mainly reflecting de-risking activities in our shipping portfolio, in percent	(4.00%)
Allowance for credit losses against financial assets at amortized cost subject to impairment [Abstract]
YoY increase (decrease) mainly driven by Stage 3	€ (338)
YoY increase (decrease) mainly driven by Stage 3, in percent	(7.00%)
YoY increase (decrease) of Stage 1 allowances driven by additional provisions in CIB to reflect for a weakening macro-economic outlook as well as a one-off adjustment to the calculation methodology on certain loans on which we hold insurance protection	€ 47
YoY increase (decrease) of Stage 1 allowances driven by additional provisions in CIB to reflect for a weakening macro-economic outlook as well as a one-off adjustment to the calculation methodology on certain loans on which we hold insurance protection, in percent	10.00%
YoY increase (decrease) of Stage 3 allowances driven by CIB, where charge offs partly related to de-risking activities in our shipping portfolio overcompensated additional provisions	€ (391)
YoY increase (decrease) of Stage 3 allowances driven by CIB, where charge offs partly related to de-risking activities in our shipping portfolio overcompensated additional provisions, in percent	(11.00%)
Existing commitments to lend additional funds to debtors with Stage 3 financial assets at amortized cost	€ 117
Not recognize allowance for credit losses against Financial assets at amortized cost in Stage 3	€ 373